UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08921
      ---------------------------------------------------------------------

                    CREDIT SUISSE LARGE CAP BLEND FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Large Cap Blend Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                           CREDIT | ASSET
                                                           SUISSE | MANAGEMENT


CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2005
(unaudited)


         o CREDIT SUISSE
           LARGE CAP BLEND FUND


The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2005; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   July 22, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
1/01/05 - 6/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
      Common 1,2                                                     (1.29)%
      Class A 1,2                                                    (1.28)%
      Class B 1,2                                                    (1.64)%
      Class C 1,2                                                    (1.65)%
      S&P500 Index 3                                                 (0.81)%

      Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively. 2

      Effective August 8, 2005, the Fund's name will be changed fromCreditSuisse Select Equity Fund, Inc. to Credit Suisse Large Cap Blend Fund. With its new policies, the Fund will focus on striving to identify companies with favorable growth or value characteristics using both fundamental and quantitative stock analyses. The portfolio managers will assemble what they believe is an optimal blend of growth and value stocks that is well diversified and presents a desired capital appreciation potential and risk level relative to the Fund's S&P500 Index benchmark. The portion of the Fund's assets invested in growth and value stocks will vary over time, and, depending on market conditions the Fund may be predominantly invested in one or the other.

      Stephen J. Kaszynski, Jeffrey T. Rose and William D. Butler will manage the Fund and comprise the Credit Suisse Large Cap Core Team.

THE MARKET: FIGHTING HEADWINDS

      The overall US equity market struggled in the first half of 2005, though performance improved in the year's second quarter. Higher energy prices and gradually tightening monetary policy seemed to top the list of investor concerns. Although these headwinds slowed the US economy, growth continued at a moderate pace. Somewhat surprisingly, intermediate- and long-term interest rates remained quite low by historical standards and kept mortgage rates attractive for borrowers. Housing remained robust, and the stimulus of housing-related demand offset at least some of the burden caused by higher energy prices.

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CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      In the market, high energy prices helped drive the outperformance of energy-related stocks, which outpaced all other economic sectors in the period. This was reflected in theoutperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Large-capitalization stocks outperformed small-cap stocks, reversing a trend in which small caps had outperformed for several years.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

      The Fund had a loss, hindered by the lackluster environment for equities in general for the period, and underperformed its benchmark. Stocks that contributed negatively to the Fund's performance included its utilities holdings. Our holdings in the sector modestly declined, while the Fund didn't own certain utilities stocks that investors favored for their dividends in a low-interest-rate environment, but which had limited appeal to us based on their long-term prospects. The Fund's materials stocks lagged as well.

      On the positive side, the Fund's consumer discretionary holdings performed relatively well, with solid showings from its retail companies. The Fund's consumer staples stocks performed well in both relative and absolute terms.

      With respect to noteworthy recent portfolio activity, our purchases included Boeing (2.3% of the Fund's portfolio as of June 30, 2005), which we think could benefit from rising commercial aerospace orders, strengthening aircraft lease rates, and general productivity improvements. We also added Dominion Resources (1.7% of the Fund's portfolio as of June 30, 2005), a utilities company whose operating profit could improve going forward, in our view, as unfavorable oil and gas hedges expire. And in addition to generating and distributing energy, the company has exploration and production activities that could benefit if high energy prices persist. Our sales included Alcoa, based on our view that the aluminum company faces rising input costs along with a potential slowdown in the building construction and auto production areas.

Credit Suisse Large Cap Core Team

Hugh M. Neuburger
William D. Butler

CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2005 1
                  --------------------------------------------

                                                           SINCE     INCEPTION
                                   1 YEAR     5 YEARS    INCEPTION     DATE
                                   ------     -------    ---------   ---------

Common Class                        4.99%     (4.97)%      3.38%     10/30/98
Class A Without Sales Charge        4.98%        --       (1.82)%     7/31/01
Class A With Maximum Sales Charge  (1.03)%       --       (3.30)%     7/31/01
Class B Without CDSC                4.29%        --       (2.57)%     7/31/01
Class B With CDSC                   0.38%        --       (2.81)%     7/31/01
Class C Without CDSC                4.30%        --       (2.63)%     7/31/01
Class C With CDSC                   3.32%        --       (2.63)%     7/31/01

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CSAM.COM/US.

______________
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%) was down 6.95%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was down 5.58%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was down 2.63%.

3 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

      As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2005.

      The table illustrates your Fund's expenses in two ways:

      o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

                                   COMMON
ACTUAL FUND RETURN                  CLASS      CLASS A     CLASS B     CLASS C
                                  ---------   ---------   ---------   ---------
Beginning Account Value 1/1/05    $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 6/30/05      $  987.10   $  987.20   $  983.60   $  983.50
Expenses Paid per $1,000*         $    6.40   $    6.41   $   10.08   $   10.08

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 1/1/05    $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value 6/30/05      $1,018.35   $1,018.35   $1,014.63   $1,014.63
Expenses Paid per $1,000*         $    6.51   $    6.51   $   10.24   $   10.24

                                   COMMON
                                    CLASS      CLASS A     CLASS B     CLASS C
                                  ---------   ---------   ---------   ---------
ANNUALIZED EXPENSE RATIOS*          1.30%       1.30%       2.05%       2.05%

__________________
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSE PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE LARGE CAP BLEND FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*
--------------------------------------------------------------------------------
Financial Services                                             19.4%
Industrials                                                    18.4%
Information Technology                                         14.0%
Health Care                                                    13.6%
Consumer Staples                                               10.0%
Consumer Discretionary                                          8.9%
Energy                                                          8.6%
Utilities                                                       3.2%
Materials                                                       2.8%
Short - Term Investments                                        1.1%
--------------------------------------------------------------------------------

__________________
*     Expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES          VALUE
                                                    -----------    ------------
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (6.3%)
    Boeing Co.                                           24,800    $  1,636,800
    L-3 Communications Holdings, Inc.                    16,100       1,232,938
    United Technologies Corp.                            33,600       1,725,360
                                                                   ------------
                                                                      4,595,098
                                                                   ------------
BANKS (6.3%)
    Mellon Financial Corp.                               25,000         717,250
    North Fork Bancorporation, Inc.                      48,050       1,349,725
    U.S. Bancorp                                         36,200       1,057,040
    Wachovia Corp.                                       29,500       1,463,200
                                                                   ------------
                                                                      4,587,215
                                                                   ------------
BEVERAGES (0.8%)
    Coca-Cola Enterprises, Inc.                          27,600         607,476
                                                                   ------------
BIOTECHNOLOGY (1.3%)
    Gilead Sciences, Inc.*                               21,400         941,386
                                                                   ------------
BUILDING PRODUCTS (1.0%)
    American Standard Companies, Inc.                    17,300         725,216
                                                                   ------------
CHEMICALS (2.8%)
    Du Pont (E. I.) de Nemours & Co.                     20,300         873,103
    PPG Industries, Inc.                                 18,500       1,161,060
                                                                   ------------
                                                                      2,034,163
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
    Avery Dennison Corp.                                 10,800         571,968
                                                                   ------------
COMMUNICATIONS EQUIPMENT (2.2%)
    Cisco Systems, Inc.*                                 56,500       1,079,715
    Qualcomm, Inc.                                       16,500         544,665
                                                                   ------------
                                                                      1,624,380
                                                                   ------------
COMPUTERS & PERIPHERALS (3.4%)
    Dell, Inc.*                                          21,900         865,269
    EMC Corp.*                                           64,300         881,553
    International Business Machines Corp.                 9,600         712,320
                                                                   ------------
                                                                      2,459,142
                                                                   ------------
DIVERSIFIED FINANCIALS (5.2%)
    Citigroup, Inc.                                      31,771       1,468,773
    Goldman Sachs Group, Inc.                            10,400       1,061,008
    JPMorgan Chase & Co.                                 34,500       1,218,540
                                                                   ------------
                                                                      3,748,321
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES          VALUE
                                                    -----------    ------------
COMMON STOCKS
ELECTRIC UTILITIES (3.2%)
    Dominion Resources, Inc.                             16,300    $  1,196,257
    Exelon Corp.                                         21,700       1,113,861
                                                                   ------------
                                                                      2,310,118
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Broadcom Corp. Class A*                              23,300         827,383
                                                                   ------------
FOOD & DRUG RETAILING (2.9%)
    CVS Corp.                                            73,500       2,136,645
                                                                   ------------
FOOD PRODUCTS (3.1%)
    Campbell Soup Co.                                    36,600       1,126,182
    Kellogg Co.                                          25,600       1,137,664
                                                                   ------------
                                                                      2,263,846
                                                                   ------------
HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
    Baxter International, Inc.                           19,400         719,740
    Beckman Coulter, Inc.                                17,600       1,118,832
                                                                   ------------
                                                                      1,838,572
                                                                   ------------
HEALTHCARE PROVIDERS & SERVICES (2.5%)
    UnitedHealth Group, Inc.                             34,100       1,777,974
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE (1.0%)
    McDonald's Corp.                                     26,200         727,050
                                                                   ------------
HOUSEHOLD PRODUCTS (3.1%)
    Kimberly-Clark Corp.                                 13,300         832,447
    Procter & Gamble Co.                                 26,100       1,376,775
                                                                   ------------
                                                                      2,209,222
                                                                   ------------
INDUSTRIAL CONGLOMERATES (7.3%)
    General Electric Co.                                 68,700       2,380,455
    Honeywell International, Inc.                        21,700         794,871
    Textron, Inc.                                         9,600         728,160
    Tyco International, Ltd.                             48,400       1,413,280
                                                                   ------------
                                                                      5,316,766
                                                                   ------------
INSURANCE (7.9%)
    Allstate Corp.                                       29,700       1,774,575
    American International Group, Inc.                   12,900         749,490
    Hartford Financial Services Group, Inc.              10,800         807,624
    Lincoln National Corp.                               35,400       1,660,968
    St. Paul Travelers Companies, Inc.                   18,800         743,164
                                                                   ------------
                                                                      5,735,821
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES          VALUE
                                                    -----------    ------------
COMMON STOCKS
MACHINERY (2.9%)
    Caterpillar, Inc.                                    15,100    $  1,439,181
    Eaton Corp.                                          10,700         640,930
                                                                   ------------
                                                                      2,080,111
                                                                   ------------
MEDIA (2.9%)
    Viacom, Inc. Class B                                 34,200       1,095,084
    Walt Disney Co.                                      39,000         982,020
                                                                   ------------
                                                                      2,077,104
                                                                   ------------
MULTILINE RETAIL (2.0%)
    J.C. Penney Company, Inc.                            14,700         772,926
    May Department Stores Co.                            16,900         678,704
                                                                   ------------
                                                                      1,451,630
                                                                   ------------
OIL & GAS (8.6%)
    Apache Corp.                                         17,600       1,136,960
    Burlington Resources, Inc.                           29,100       1,607,484
    Devon Energy Corp.                                   15,300         775,404
    Exxon Mobil Corp.                                    46,900       2,695,343
                                                                   ------------
                                                                      6,215,191
                                                                   ------------
PHARMACEUTICALS (7.3%)
    Hospira, Inc.*                                       21,600         842,400
    Johnson & Johnson                                    19,300       1,254,500
    Medco Health Solutions, Inc.*                        15,400         821,744
    Sepracor, Inc.*                                      15,100         906,151
    Wyeth                                                32,800       1,459,600
                                                                   ------------
                                                                      5,284,395
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
    Intel Corp.                                          47,900       1,248,274
                                                                   ------------
SOFTWARE (5.5%)
    Activision, Inc.*                                    21,300         351,876
    Adobe Systems, Inc.                                  23,500         672,570
    Electronic Arts, Inc.*                               20,200       1,143,522
    Microsoft Corp.                                      72,500       1,800,900
                                                                   ------------
                                                                      3,968,868
                                                                   ------------
SPECIALTY RETAIL (3.0%)
    Ross Stores, Inc.                                    40,200       1,162,182
    TJX Companies, Inc.                                  41,200       1,003,220
                                                                   ------------
                                                                      2,165,402
                                                                   ------------

TOTAL COMMON STOCKS (Cost $61,651,270)                               71,528,737
                                                                   ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                        PAR
                                                       (000)          VALUE
                                                    -----------    ------------
SHORT-TERM INVESTMENT (1.1%)
    State Street Bank and Trust Co. Euro Time
      Deposit, 2.100%, 7/01/05 (Cost $762,000)      $       762    $    762,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (99.7%)
    (Cost $62,413,270)                                               72,290,737

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                            253,894
                                                                   ------------

NET ASSETS (100.0%)                                                $ 72,544,631
                                                                   ============

--------------------------------------------------------------------------------
*     Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $62,413,270) (Note 2)               $ 72,290,737
    Cash                                                                    894
    Receivable for investments sold                                     656,614
    Dividend and interest receivable                                     62,281
    Receivable for fund shares sold                                         298
    Prepaid expenses and other assets                                    25,909
                                                                   ------------
       Total Assets                                                  73,036,733
                                                                   ------------
LIABILITIES
    Advisory fee payable (Note 3)                                        31,373
    Administrative services fee payable (Note 3)                          3,857
    Distribution fee payable (Note 3)                                    22,496
    Payable for investments purchased                                   364,071
    Payable for fund shares redeemed                                      3,728
    Other accrued expenses payable                                       66,577
                                                                   ------------
       Total Liabilities                                                492,102
                                                                   ------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                              5,915
    Paid-in capital (Note 6)                                         67,088,053
    Undistributed net investment income                                 382,762
    Accumulated net realized loss on investments                     (4,809,566)
    Net unrealized appreciation from investments                      9,877,467
                                                                   ------------
       Net Assets                                                  $ 72,544,631
                                                                   ============
COMMON SHARES
    Net assets                                                     $  3,019,583
    Shares outstanding                                                  245,686
                                                                   ------------
    Net asset value, offering price, and redemption price
      per share                                                    $      12.29
                                                                   ============
A SHARES
    Net assets                                                     $ 57,998,877
    Shares outstanding                                                4,707,004
                                                                   ------------
    Net asset value and redemption price per share                 $      12.32
                                                                   ============
    Maximum offering price per share (net asset value/(1-5.75%))   $      13.07
                                                                   ============
B SHARES
    Net assets                                                     $ 10,137,979
    Shares outstanding                                                  846,478
                                                                   ------------
    Net asset value and offering price per share                   $      11.98
                                                                   ============
C SHARES
    Net assets                                                     $  1,388,192
    Shares outstanding                                                  116,211
                                                                   ------------
    Net asset value and offering price per share                   $      11.95
                                                                   ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
    Dividends                                                      $    588,089
    Interest                                                              8,018
    Securities lending                                                      282
                                                                   ------------
       Total investment income                                          596,389
                                                                   ------------
EXPENSES
    Investment advisory fees (Note 3)                                   286,614
    Administrative services fees (Note 3)                                45,862
    Distribution fees (Note 3)
       Common Class                                                       4,018
       Class A                                                           75,238
       Class B                                                           57,158
       Class C                                                            7,970
    Transfer agent fees (Note 3)                                         69,850
    Legal fees                                                           20,905
    Registration fees                                                    20,353
    Custodian fees                                                       12,847
    Audit fees                                                           10,694
    Printing fees (Note 3)                                               10,482
    Directors' fees                                                       8,147
    Insurance expense                                                     3,476
    Commitment fees (Note 4)                                              1,021
    Miscellaneous expense                                                 5,526
                                                                   ------------
       Total expenses                                                   640,161
    Less: fees waived (Note 3)                                          (94,517)
                                                                   ------------
       Net expenses                                                     545,644
                                                                   ------------
         Net investment income                                           50,745
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                1,511,900
    Net change in unrealized appreciation (depreciation) from
      investments                                                    (2,695,380)
                                                                   ------------
    Net realized and unrealized loss from investments                (1,183,480)
                                                                   ------------
    Net decrease in net assets resulting from operations           $ (1,132,735)
                                                                   ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                FOR THE      FOR THE PERIOD
                                                              SIX MONTHS      SEPTEMBER 1,      FOR THE
                                                                 ENDED          2004 TO        YEAR ENDED
                                                             JUNE 30, 2005    DECEMBER 31,      AUGUST 31,
                                                              (UNAUDITED)        2004 1           2004
                                                             -------------   -------------    -------------
FROM OPERATIONS
  Net investment income                                      $      50,745   $     332,103    $      80,646
  Net realized gain from investments                             1,511,900       1,756,240       14,143,446
  Net change in unrealized appreciation (depreciation)
    from investments                                            (2,695,380)      6,219,001      (16,515,698)
                                                             -------------   -------------    -------------
    Net increase (decrease) in net assets resulting
      from operations                                           (1,132,735)      8,307,344       (2,291,606)
                                                             -------------   -------------    -------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                 --          (4,071)          (4,482)
    Class A shares                                                      --         (73,821)          (1,625)
  Distributions from net realized gains
    Common Class shares                                                 --        (214,769)              --
    Class A shares                                                      --      (3,950,170)              --
    Class B shares                                                      --        (885,822)              --
    Class C shares                                                      --        (120,536)              --
                                                             -------------   -------------    -------------
    Net decrease in net assets resulting
      from dividends and distributions                                  --      (5,249,189)          (6,107)
                                                             -------------   -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)

  Proceeds from sale of shares                                   1,214,739       1,038,674        3,060,914
  Exchange value of shares due to merger                                --              --       88,620,976
  Reinvestment of dividends and distributions                           --       4,593,125            5,774
  Net asset value of shares redeemed                            (9,746,704)     (8,854,717)     (15,996,481)
                                                             -------------   -------------    -------------
    Net increase (decrease) in net assets
      from capital share transactions                           (8,531,965)     (3,222,918)      75,691,183
                                                             -------------   -------------    -------------
  Net increase (decrease) in net assets                         (9,664,700)       (164,763)      73,393,470
NET ASSETS
  Beginning of period                                           82,209,331      82,374,094        8,980,624
                                                             -------------   -------------    -------------
  End of period                                              $  72,544,631   $  82,209,331    $  82,374,094
                                                             =============   =============    =============
  UNDISTRIBUTED NET INVESTMENT INCOME                        $     382,762   $     332,017    $      77,863
                                                             =============   =============    =============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                FOR THE SIX
                                  MONTHS         FOR THE PERIOD
                                    ENDED      SEPTEMBER 1, 2004                 FOR THE YEAR ENDED AUGUST 31,
                               JUNE 30, 2005           TO           ----------------------------------------------------------
                                (UNAUDITED)    DECEMBER 31, 2004 1   2004        2003         2002          2001        2000
                                -----------    -------------------  -------     -------     --------     ---------    --------
PER SHARE DATA
  Net asset value,
    beginning of period         $     12.45       $     12.01       $ 11.42     $ 10.66     $  13.39     $   19.13    $  20.11
                                -----------       -----------       -------     -------     --------     ---------    --------
INVESTMENT OPERATIONS
  Net investment income                0.02 2            0.05 2        0.03 2      0.01         0.01 2        0.02        0.03 2
  Net gain (loss) on
    investments
    (both realized
      and unrealized)                 (0.18)             1.21          0.57        0.76        (2.71)        (4.48)       4.76
                                -----------       -----------       -------     -------     --------     ---------    --------
      Total from investment
        operations                    (0.16)             1.26          0.60        0.77        (2.70)        (4.46)       4.79
                                -----------       -----------       -------     -------     --------     ---------    --------
LESS DIVIDENDS
    AND DISTRIBUTIONS
  Dividends from net
     investment income                   --             (0.01)        (0.01)      (0.01)       (0.01)        (0.03)      (0.07)
  Distributions from net
     realized gains                      --             (0.81)           --          --        (0.02)        (1.25)      (5.70)
                                -----------       -----------       -------     -------     --------     ---------    --------
      Total dividends and
        distributions                    --             (0.82)        (0.01)      (0.01)       (0.03)        (1.28)      (5.77)
                                -----------       -----------       -------     -------     --------     ---------    --------
NET ASSET VALUE, END
    OF PERIOD                   $     12.29       $     12.45       $ 12.01     $ 11.42     $  10.66     $   13.39    $  19.13
                                ===========       ===========       =======     =======     ========     =========    ========

       Total return 3                 (1.29)%           10.70%         5.25%       7.26%      (20.21)%      (24.68)%     33.42%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)              $     3,020       $     3,471       $ 4,383     $ 5,653     $  4,545     $   7,696    $  2,758
    Ratio of expenses to
      average net assets               1.30% 4           1.30% 4       1.30%       1.25%        1.19%         1.22%       1.29%
    Ratio of net investment
      income to
      average net assets               0.26% 4           1.37% 4       0.23%       0.17%        0.12%         0.09%       0.18%
    Decrease reflected in
      above operating expense
      ratios due to waivers/
      reimbursements                   0.25% 4           0.32% 4       0.40%       2.87%        2.24%         1.98%       1.83%
  Portfolio turnover rate                38%               34%          168%        155%         122%          141%        235%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                               FOR THE
                                                                PERIOD
                                             FOR THE SIX      SEPTEMBER
                                            MONTHS ENDED       1, 2004                  FOR THE YEAR ENDED AUGUST 31,
                                            JUNE 30, 2005    TO DECEMBER      --------------------------------------------------
                                             (UNAUDITED)      31, 2004 1         2004         2003          2002        2001 2
                                            -------------    ------------     ----------    ---------     ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period      $      12.48     $      12.04     $    11.44    $   10.67     $   13.39    $   14.19
                                            ------------     ------------     ----------    ---------     ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                             0.02 3           0.06 3         0.04 3       0.01          0.01 3       0.01
  Net gain (loss) on investments
    (both realized and unrealized)                 (0.18)            1.20           0.57         0.77         (2.70)       (0.81)
                                            ------------     ------------     ----------    ---------     ---------    ---------
      Total from investment operations             (0.16)            1.26           0.61         0.78         (2.69)       (0.80)
                                            ------------     ------------     ----------    ---------     ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --            (0.01)         (0.01)       (0.01)        (0.01)          --
  Distributions from net realized gains               --            (0.81)            --           --         (0.02)          --
                                            ------------     ------------     ----------    ---------     ---------    ---------
      Total dividends and distributions               --            (0.82)         (0.01)       (0.01)        (0.03)          --
                                            ------------     ------------     ----------    ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD              $      12.32     $      12.48     $    12.04    $   11.44     $   10.67    $   13.39
                                            ============     ============     ==========    =========     =========    =========

      Total return 4                               (1.28)%          10.67%          5.33%        7.28%       (20.13)%      (5.64)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                          $     57,999     $     63,160     $   61,089    $   1,778     $     566    $      64
    Ratio of expenses to average
      net assets                                    1.30% 5          1.30% 5        1.30%        1.25%         1.19%        1.19% 5
    Ratio of net investment income to
      average net assets                            0.26% 5          1.37% 5        0.32%        0.22%         0.09%        0.77% 5
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements                     0.25% 5          0.32% 5        0.39%        2.90%         2.30%        6.44% 5
  Portfolio turnover rate                             38%              34%           168%         155%          122%         141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 31, 2001 (inception date) through August 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                              FOR THE
                                                               PERIOD
                                            FOR THE SIX      SEPTEMBER
                                           MONTHS ENDED       1, 2004                  FOR THE YEAR ENDED AUGUST 31,
                                           JUNE 30, 2005    TO DECEMBER      --------------------------------------------------
                                            (UNAUDITED)      31, 2004 1         2004         2003          2002         2001 2
                                           -------------    ------------     ----------    ---------     ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period     $      12.18     $      11.78     $    11.27    $   10.59     $   13.38    $   14.19
                                           ------------     ------------     ----------    ---------     ---------    ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                    (0.03) 3          0.02 3        (0.05) 3     (0.06) 3      (0.06) 3      0.00 4
  Net gain (loss) on investments
    (both realized and unrealized)                (0.17)            1.19           0.56         0.74         (2.71)       (0.81)
                                           ------------     ------------     ----------    ---------     ---------    ---------
      Total from investment operations            (0.20)            1.21           0.51         0.68         (2.77)       (0.81)
                                           ------------     ------------     ----------    ---------     ---------    ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains              --            (0.81)            --           --         (0.02)          --
                                           ------------     ------------     ----------    ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD             $      11.98     $      12.18     $    11.78    $   11.27     $   10.59    $   13.38
                                           ============     ============     ==========    =========     =========    =========

      Total return 5                              (1.64)%          10.44%          4.53%        6.42%       (20.75)%      (5.71)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                         $     10,138     $     13,714     $   14,745    $   1,109     $     518    $       1
    Ratio of expenses to average
      net assets                                   2.05% 6          2.05% 6        2.05%        2.00%         1.94%        1.94% 6
    Ratio of net investment income
      (loss) to average net assets                (0.49)% 6         0.62% 6       (0.45)%      (0.55)%       (0.67)%      (0.31)% 6
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements                    0.25% 6          0.32% 6        0.39%        2.90%         2.25%        6.47% 6
  Portfolio turnover rate                            38%              34%           168%         155%          122%         141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 31, 2001 (inception date) through August 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4     This amount represents less than $0.01 per share.

5 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                               FOR THE
                                                                PERIOD
                                             FOR THE SIX      SEPTEMBER
                                            MONTHS ENDED       1, 2004                  FOR THE YEAR ENDED AUGUST 31,
                                            JUNE 30, 2005    TO DECEMBER      --------------------------------------------------
                                             (UNAUDITED)      31, 2004 1         2004         2003          2002         2001 2
                                            -------------    ------------     ----------    ---------     ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period      $      12.15     $      11.75     $    11.24    $   10.56     $   13.39    $   14.19
                                            ------------     ------------     ----------    ---------     ---------    ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                     (0.03) 3          0.03 3        (0.06) 3     (0.06) 3      (0.06) 3      0.00 4
  Net gain (loss) on investments
    (both realized and unrealized)                 (0.17)            1.18           0.57         0.74         (2.75)       (0.80)
                                            ------------     ------------     ----------    ---------     ---------    ---------
      Total from investment operations             (0.20)            1.21           0.51         0.68         (2.81)       (0.80)
                                            ------------     ------------     ----------    ---------     ---------    ---------
LESS DISTRIBUTIONS
  Distributions from net realized gains               --            (0.81)            --           --         (0.02)          --
                                            ------------     ------------     ----------    ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD              $      11.95     $      12.15     $    11.75    $   11.24     $   10.56    $   13.39
                                            ============     ============     ==========    =========     =========    =========

      Total return 5                               (1.65)%          10.47%          4.54%        6.44%       (21.03)%      (5.64)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                          $      1,388     $      1,864     $    2,156    $     441     $     271    $     102
    Ratio of expenses to average
      net assets                                    2.05% 6          2.05% 6        2.05%        2.00%         1.94%        1.94% 6
    Ratio of net investment income
      (loss) to average net assets                 (0.49)% 6         0.62% 6       (0.47)%      (0.55)%       (0.65)%      (0.25)% 6
    Decrease reflected in above
      operating expense ratios due
      to waivers/reimbursements                     0.25% 6          0.32% 6        0.39%        2.90%         2.25%        6.43% 6
  Portfolio turnover rate                             38%              34%           168%         155%          122%         141%


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end from August 31 to December 31.

2     For the period July 31, 2001 (inception date) through August 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4     This amount represents less than $0.01 per share.

5 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998. The name of the Fund was changed from Credit Suisse Select Equity Fund, Inc. effectiveAugust 8, 2005.

      The Fund is authorized to offer six classes of shares: Common Class shares, Advisor Class shares, Institutional Class shares, Class Ashares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIA"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same social security number. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

      Effective as of the close of business on January 9, 2004, the Fund acquired all of the net assets ofthe Credit Suisse Tax Efficient Fund ("Tax Efficient") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 58,722 Class A shares (valued at $731,097) of the Fund for 47,899 Common Class shares of Tax Efficient, 5,280,784 Class Ashares (valued at $65,745,895) of the Fund for 4,294,302 Class Ashares of Tax Efficient, 1,563,233 Class B shares (valued at $19,133,980) of the Fund for 1,320,686 Class B shares of Tax Efficient, and 246,518 Class C shares (valued at

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

$3,010,004) of the Fund for 207,812 Class C shares of Tax Efficient. Tax Efficient's net assets of $88,620,976 at that date, which included $21,904,658 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Tax Efficient and the Fund immediately before the acquisition were $88,620,976 and $9,412,634, respectively, and the combined net assets of the Fund after the acquisition were $98,033,610.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund securities.

      B) SECURITYTRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent,or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at June 30, 2005.

      SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $10,217, of which $9,816 was rebated to borrowers (brokers). The Fund retained $282 from the cash collateral investment, and SSB, as lending agent, was paid $119. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended June 30, 2005, investment advisory fees earned and voluntarily waived were $286,614 and $94,517, respectively.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.05% of the Fund's average daily net assets. For the six months ended June 30, 2005, co-administrative services fees earned by CSAMSI were $19,108.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

ended June 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $26,754.

      In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

      Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended June 30, 2005, the Fund reimbursed CSAM $499, which is included in the Fund's transfer agent expense. For the six months ended June 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $222 from commissions earned on the sale of the Fund's Class Ashares.

      Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2005, Merrill was paid $13,208 for its services to the Fund.

NOTE 4. LINE OF CREDIT

      The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2005, and during the six months ended June 30, 2005, the Fund had no borrowings under the Credit Facility.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $29,064,774 and $38,208,579, respectively.

      At June 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $62,413,270, $11,184,569, $(1,307,102) and $9,877,467, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:


                                                                  COMMON CLASS
                           -------------------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                           FOR THE SIX MONTHS ENDED            SEPTEMBER 1, 2004 TO            FOR THE YEAR ENDED
                           JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004 1               AUGUST 31, 2004
                           -------------------------        --------------------------     ---------------------------
                            SHARES          VALUE            SHARES          VALUE          SHARES           VALUE
                           --------      -----------        --------      ------------     ---------      ------------
Shares sold                     745      $     9,137           1,230      $     15,506        28,860      $    339,653
Shares issued in
 reinvestment of
 dividends and
 distributions                   --               --          17,807           217,154           358             4,437
Shares redeemed             (33,820)        (415,084)       (105,147)       (1,287,413)     (159,529)       (1,923,821)
                           --------      -----------        --------      ------------     ---------      ------------
Net decrease                (33,075)     $  (405,947)        (86,110)     $ (1,054,753)     (130,311)     $ (1,579,731)
                           ========      ===========        ========      ============     =========      ============



                                                                     CLASS A
                           -------------------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                           FOR THE SIX MONTHS ENDED            SEPTEMBER 1, 2004 TO            FOR THE YEAR ENDED
                           JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004 1               AUGUST 31, 2004
                           -------------------------        --------------------------     ---------------------------
                            SHARES          VALUE            SHARES          VALUE          SHARES           VALUE
                           --------      -----------        --------      ------------     ---------      ------------
Shares sold                  91,390      $ 1,126,710          75,840      $    966,295       155,404      $  1,901,131
Shares exchanged
 due to merger                   --               --              --                --     5,339,506        66,476,992
Shares issued in
 reinvestment of
 dividends and
 distributions                   --               --         286,271         3,499,528           108             1,337
Shares redeemed            (433,325)      (5,448,975)       (375,995)       (4,701,043)     (577,634)       (7,092,219)
                           --------      -----------        --------      ------------     ---------      ------------
Net increase
 (decrease)                (341,935)     $(4,322,265)        (13,884)     $   (235,220)    4,917,384      $ 61,287,241
                           ========      ===========        ========      ============     =========      ============


CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS


                                                                     CLASS B
                           -------------------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                           FOR THE SIX MONTHS ENDED            SEPTEMBER 1, 2004 TO            FOR THE YEAR ENDED
                           JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004 1               AUGUST 31, 2004
                           -------------------------        --------------------------     ---------------------------
                            SHARES          VALUE            SHARES          VALUE          SHARES           VALUE
                           --------      -----------        --------      ------------     ---------      ------------
Shares sold                   3,644      $    43,526           2,407      $     28,945        20,107      $    240,576
Shares exchanged
 due to merger                   --               --              --                --     1,563,233        19,133,980
Shares issued in
 reinvestment of
 dividends and
 distributions                   --               --          66,383           790,622            --                --
Shares redeemed            (283,090)      (3,405,044)       (194,227)       (2,373,273)     (430,337)       (5,170,229)
                           --------      -----------        --------      ------------     ---------      ------------
Net increase
 (decrease)                (279,446)     $(3,361,518)       (125,437)     $ (1,553,706)    1,153,003      $ 14,204,327
                           ========      ===========        ========      ============     =========      ============



                                                                     CLASS C
                           -------------------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                           FOR THE SIX MONTHS ENDED            SEPTEMBER 1, 2004 TO            FOR THE YEAR ENDED
                           JUNE 30, 2005 (UNAUDITED)           DECEMBER 31, 2004 1               AUGUST 31, 2004
                           -------------------------        --------------------------     ---------------------------
                            SHARES          VALUE            SHARES          VALUE          SHARES           VALUE
                           --------      -----------        --------      ------------     ---------      ------------
Shares sold                   2,975      $    35,366           2,351      $     27,928        48,452      $    579,554
Shares exchanged
 due to merger                   --               --              --                --       246,518         3,010,004
Shares issued in
 reinvestment of
 dividends and
 distributions                   --               --           7,224            85,821            --                --
Shares redeemed             (40,217)        (477,601)        (39,558)         (492,988)     (150,796)       (1,810,212)
                           --------      -----------        --------      ------------     ---------      ------------
Net increase
 (decrease)                 (37,242)     $  (442,235)        (29,983)     $   (379,239)      144,174      $  1,779,346
                           ========      ===========        ========      ============     =========      ============


--------------------------------------------------------------------------------
1     The Fund changed its fiscal year end date from August 31 to December 31.

      On June 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                               NUMBER OF              APPROXIMATE PERCENTAGE
                              SHAREHOLDERS            OF OUTSTANDING SHARES
                              ------------            ---------------------
      Common Class                 2                           36%
      Class C                      3                           49%


      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE LARGE CAP BLEND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CONTINGENCIES

      In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE LARGE CAP BLEND FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS
                     ---------------------------------------

      We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

      In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

      We may collect nonpublic information about you from the following sources:

      o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

      o Information about your transactions with us, our affiliates, or others.

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

      RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

|_| No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

      We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

      We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

      NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 17, 2005.

CREDIT SUISSE LARGE CAP BLEND FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30ofeachyearas well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-927-2874

      o   On the Fund's website, www.csam.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT
                                                                          [logo]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       LCB-SAR-0605

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE LARGE CAP BLEND FUND, INC.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven Plump
                  ----------------
                  Name:  Steven Plump
                  Title:   Chief Executive Officer
                  Date:   September 1, 2005

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   September 1, 2005